Related-party transactions (Details) SFr in Thousands		12 Months Ended
	Jul. 31, 2018 shares	Dec. 31, 2020 CHF (SFr) Individual	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2018 CHF (SFr)
Related-party transactions [Abstract]
Number of individuals, Board of Directors | Individual		7
Number of individuals, Executive Management | Individual		5
Short-term employee benefits		SFr 3,497	SFr 3,526	SFr 2,681
Post-employment benefits		214	215	160
Share-based compensation		2,578	2,155	1,683
Total		SFr 6,289	SFr 5,896	SFr 4,524
Number of shares purchased under subscription rights offering by related party (in shares) | shares	614,147